Acquisition under common control (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Net income		$ 5,770,000	$ (4,827,000)	$ (9,201,000)
WISeCoin France R&D Lab SAS
Defined Benefit Plan Disclosure [Line Items]
Net income	$ 40,730